Investment in Associates	12 Months Ended
Mar. 31, 2026
Investment in Associates [Abstract]
INVESTMENT IN ASSOCIATES
13.	INVESTMENT IN ASSOCIATES
(a)Investment in New Pacific Metals Corp.

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the Toronto Stock Exchange (symbol: NUAG) and NYSE American (symbol: NEWP). NUAG is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

The Company records a gain or loss on the decrease in interest while an investment continues to be classified as an associate. A gain or loss on the dilution of the Company’s investment in associates is calculated as the difference between Company’s ownership interest in the consideration received by the investee for the subscription of the new shares and the reduction in ownership interest in the previous carrying amount.

On October 21, 2025, NUAG completed a bought deal financing, issuing a total of 11,385,000 common shares. The Company participated in this bought deal and acquired an additional 3,083,536 common shares of NUAG for a cost of approximately $7.8 million. As a result, the Company’s ownership in NUAG increased to 27.99% and has recognized a dilution loss of $0.3 million in the consolidated statements of income.

The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

			Value of NUAG’s
			common shares per
	Number of shares	Amount	quoted market price
As at April 1, 2024	46,904,706	$47,080	$63,693
Purchase from open market	2,995	4	—
Share of net loss	—	(1,188)	—
Share of other comprehensive loss	—	(789)	—
Foreign exchange impact	—	169	—
As at March 31, 2025	46,907,701	$45,276	$51,598
Participation in bought deal	3,083,536	7,807	—
Purchase from open market	1,435,751	1,496	—
Dilution loss	—	(285)	—
Share of net loss	—	(1,147)	—
Share of other comprehensive income	—	353	—
As at March 31, 2026	51,426,988	$53,500	$212,908

As at March 31, 2026, the Company owned 51,426,988 common shares of NUAG (March 31, 2025 – 46,907,701), representing an ownership interest of 27.84% (March 31, 2025 – 27.31%).

(b)	Investment in Tincorp Metals Inc.

Tincorp Metals Inc. (“TIN”), formerly Whitehorse Gold Corp., is a Canadian public company listed on the TSX Venture Exchange (symbol: TIN). TIN is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in TIN using the equity method as it is able to exercise significant influence over the financial and operating policies of TIN.

The summary of the investment in TIN common shares and its market value as at the respective reporting dates are as follows:

			Value of TIN’s common
			shares per quoted
	Number of shares	Amount	market price
As at April 1, 2024	19,864,285	$2,346	$2,346
Share of net loss from TIN, net of impairment adjustments	—	(1,618)	—
Share of other comprehensive income	—	5	—
Foreign exchange impact	—	7	—
As at March 31, 2025	19,864,285	$740	$2,073
Participation in private placement	874,413	79	—
Share of net income from TIN	—	615	—
Foreign exchange impact	—	(293)	—
As at March 31, 2026	$20,738,698	$1,141	$7,439

As at March 31, 2026, the Company owned 20,738,698 common shares of TIN (March 31, 2025 – 19,864,285), representing an ownership interest of 29.15% (March 31, 2025 – 29.15%).